FIRSTHAND FUNDS

                               SEMI-ANNUAL REPORT



                                  June 30, 2002
                                   (unaudited)

                           FIRSTHAND CORE GROWTH FUND

PORTFOLIO OF INVESTMENTS
FIRSTHAND CORE GROWTH FUND
June 30, 2002 (unaudited)

                                      NON-INCOME
                                      PRODUCING    %     SHARES       VALUE
                                      ------------------------------------------

COMMON STOCK                                     94.2%            $     393,540
                                                                  -------------
  (Cost $466,148)

 COMMUNICATIONS                                   2.1%                    8,983
                                                                  -------------
    Comcast Corp. - Special Class A        *                215           5,126
    Cox Communications, Inc. - A           *                140           3,857

 COMMUNICATIONS EQUIPMENT                         1.0%                    4,124
                                                                  -------------
    QUALCOMM, Inc.                         *                150           4,124

 COMPUTERS                                        1.5%                    6,120
                                                                  -------------
    International Business Machines Corp.                    85           6,120

 CONSUMER DISCRETIONARY                           9.1%                   37,817
                                                                  -------------
    Best Buy Co., Inc.                     *                105           3,812
    Costco Wholesale Corp.                 *                255           9,848
    Lowe's Cos., Inc.                                        95           4,313
    NIKE, Inc. - B                                           45           2,414
    Starbucks Corp.                        *                170           4,225
    Target Corp.                                            195           7,429
    Wal-Mart Stores, Inc.                                   105           5,776

 CONSUMER STAPLES                                 3.7%                   15,410
                                                                  -------------
    Procter & Gamble Co.                                     65           5,804
    SYSCO Corp.                                             185           5,036
    The J. M. Smucker Co.                                     1              34
    Unilever N.V. - ADR                                      70           4,536

 DEFENSE & AEROSPACE                              2.0%                    8,150
                                                                  -------------
    Raytheon Co.                                            200           8,150

 ELECTRONIC DESIGN AUTOMATION                     1.8%                    7,673
                                                                  -------------
    Synopsys, Inc.                         *                140           7,673

 ENERGY                                           5.9%                   24,617
                                                                  -------------
    ChevronTexaco Corp.                                      60           5,310
    Exxon Mobil Corp.                                       330          13,504
    Royal Dutch Petroleum Co. - ADR                         105           5,803

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
FIRSTHAND CORE GROWTH FUND
June 30, 2002 (unaudited)

                                      NON-INCOME
(CONTINUED)                           PRODUCING    %     SHARES       VALUE
                                      ------------------------------------------
 FINANCIALS                                      19.7%            $      82,471
                                                                  -------------
    American Express Co.                                    105           3,814
    American International Group, Inc.                      135           9,211
    AmSouth Bancorp.                                        190           4,252
    Citigroup, Inc.                                         210           8,137
    J. P. Morgan Chase & Co.                                140           4,749
    John Hancock Financial Services, Inc.                   125           4,400
    KeyCorp.                                                100           2,730
    Lehman Brothers Holdings, Inc.                           60           3,751
    Mellon Financial Corp.                                  130           4,086
    MetLife, Inc.                                           170           4,896
    Morgan Stanley                                          120           5,170
    Prudential Financial, Inc.             *                125           4,170
    SouthTrust Corp.                                        155           4,049
    State Street Corp.                                       70           3,129
    The Bank of New York Co., Inc.                          150           5,062
    Wells Fargo & Co.                                       165           8,260
    Zions Bancorporation                                     50           2,605

 HEALTH CARE                                     19.2%                   80,152
                                                                  -------------
    Abbott Laboratories                                      95           3,577
    Allergan, Inc.                                           75           5,006
    AmerisourceBergen Corp.                                  45           3,420
    Amgen, Inc.                            *                140           5,863
    Anthem, Inc.                           *                 65           4,386
    Baxter International, Inc.                              125           5,556
    Bristol-Myers Squibb Co.                                 50           1,285
    Caremark Rx, Inc.                      *                335           5,528
    Genzyme Corp.                          *                100           1,924
    Guidant Corp.                          *                135           4,081
    HCA, Inc.                                               125           5,937
    Invitrogen Corp.                       *                130           4,161
    King Pharmaceuticals, Inc.             *                 75           1,669
    McKesson Corp.                                           95           3,107
    MedImmune, Inc.                        *                120           3,168
    Medtronic, Inc.                                          55           2,357
    Pfizer, Inc.                                            285           9,975
    Pharmacia Corp.                                         135           5,056
    Wyeth                                                    80           4,096

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
FIRSTHAND CORE GROWTH FUND
June 30, 2002 (unaudited)

                                      NON-INCOME
(CONTINUED)                           PRODUCING    %     SHARES       VALUE
                                      ------------------------------------------
 INDUSTRIALS                                      8.6%            $      36,076
                                                                  -------------
    3M Co.                                                  105          12,915
    General Electric Co.                                    435          12,637
    United Technologies Corp.                               155          10,524

 MATERIALS                                        1.4%                    5,982
                                                                  -------------
     Praxair, Inc.                                          105           5,982

 MEDIA                                            2.9%                   12,219
                                                                  -------------
     Clear Channel Communications, Inc.    *                210           6,724
     Univision Communications, Inc. - A    *                175           5,495

 NETWORKING                                       2.3%                    9,503
                                                                  -------------
     Cisco Systems, Inc.                   *                560           7,812
     McDATA Corp. - B                      *                190           1,691

 SEMICONDUCTOR EQUIPMENT                          1.3%                    5,516
                                                                  -------------
     Applied Materials, Inc.               *                290           5,516

 SEMICONDUCTORS                                   4.5%                   18,656
                                                                  -------------
     Altera Corp.                          *                345           4,692
     Flextronics International Ltd.        *                345           2,460
     Intel Corp.                                            240           4,385
     Linear Technology Corp.                                195           6,129
     RF Micro Devices, Inc.                *                130             990

 SERVICES                                         0.6%                    2,717
                                                                  -------------
    Taiwan Semiconductor  *
      Manufacturing Co. - ADR                               209           2,717

 SOFTWARE                                         6.1%                   25,403
                                                                  -------------
     Adobe Systems, Inc.                                     85           2,423
     Concord EFS, Inc.                     *                180           5,425
     Microsoft Corp.                       *                155           8,478
     Oracle Corp.                          *                475           4,498
     Siebel Systems, Inc.                  *                155           2,204
     VERITAS Software Corp.                *                120           2,375

 UTILITIES                                        0.5%                    1,951
                                                                  -------------
     AES Corp.                             *                360           1,951

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
FIRSTHAND CORE GROWTH FUND
June 30, 2002 (unaudited)

                                                         SHARES/
                                      NON-INCOME        PRINCIPAL
(CONTINUED)                           PRODUCING    %     AMOUNT       VALUE
                                      ------------------------------------------
 CASH EQUIVALENTS                                 5.9%            $      24,605
   (Cost $24,605)                                                 -------------
     SSgA Prime Money Market Portfolio                   16,740          16,740
     State Street Bank and Trust Company
       Repurchase Agreement, 0.850% dated
       06/28/2002, to be repurchased at
       $7,866 on 07/01/2002, collateralized
       by $10,000 U.S.Treasury Note, 6.750%
       maturing 05/15/2005 (value $11,000)                7,865           7,865

 TOTAL INVESTMENT SECURITIES                    100.1%                  418,145
     (Cost $490,753)

 LIABILITIES IN EXCESS OF OTHER ASSETS           (0.1)%                    (433)
                                                                  -------------

 NET ASSETS                                     100.0%                  417,712
                                                                  =============

ADR American Depositary Receipts.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)

                                                                      FIRSTHAND
                                                                        CORE
                                                                       GROWTH
                                                                        FUND
                                                                      ---------
ASSETS
Investment securities:
  At acquisition cost                                                 $ 490,753
                                                                      =========
  At market value (Note 2)                                            $ 418,145
Cash                                                                         23
Receivables from dividends and interest                                     194
Deferred trustee compensation (Note 6)                                    3,796
                                                                      ---------
  TOTAL ASSETS                                                          422,158
                                                                      ---------
LIABILITIES
Payable to affiliates (Note 4)                                              650
Payable for trustee compensation                                          3,796
                                                                      ---------
  TOTAL LIABILITIES                                                       4,446
                                                                      ---------

NET ASSETS                                                            $ 417,712
                                                                      =========
Net assets consist of:
  Paid-in-capital                                                     $ 516,229
  Accumulated net investment loss                                        (2,553)
  Accumulated net realized losses
    from security transactions                                          (23,356)
  Net unrealized depreciation
    on investments                                                      (72,608)
                                                                      ---------

NET ASSETS                                                            $ 417,712
                                                                      =========
CLASS A:
Net assets                                                            $ 417,543
                                                                      =========
Shares outstanding (unlimited number of
  shares authorized, no par value)                                       51,587
                                                                      =========
Net asset value and redemption price (Note 2)                         $    8.09
                                                                      =========
Offering price (Note 2)                                               $    8.58
                                                                      =========

               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)

                                                                      FIRSTHAND
                                                                        CORE
                                                                       GROWTH
(continued)                                                             FUND
                                                                      ---------
CLASS C:
Net assets                                                            $  169.42
                                                                      =========
Shares outstanding (unlimited number of
  shares authorized, no par value)                                        21.08
                                                                      =========
Net asset value, redemption price
  and offering price per share (Note 2)                               $    8.04
                                                                      =========

               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (unaudited)

                                                                      FIRSTHAND
                                                                        CORE
                                                                       GROWTH
                                                                        FUND
                                                                      ---------
INVESTMENT INCOME
   Interest                                                           $      97
   Dividends*                                                             1,734
                                                                      ---------

     TOTAL INVESTMENT INCOME                                              1,831
                                                                      ---------
EXPENSES

  Investment advisory fees (Note 4)                                       3,080
  Administrative fees (Note 4)                                              711
  Distribution and shareholder servicing fees (Note 4):
    Class A                                                                 592
    Class C                                                                   1
                                                                      ---------
     TOTAL EXPENSES                                                       4,384
                                                                      ---------
NET INVESTMENT LOSS                                                      (2,553)
                                                                      ---------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
   Net realized losses from security
     transactions and foreign currency                                  (23,356)
   Net change in unrealized
     depreciation on investments                                        (72,608)
                                                                      ---------
NET REALIZED AND UNREALIZED
  LOSSES ON INVESTMENTS                                                 (95,964)
                                                                      ---------
NET DECREASE IN NET
  ASSETS FROM OPERATIONS                                              $ (98,517)
                                                                      =========


* Net of foreign tax withholding                                      $      24
                                                                      =========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended June 30, 2002

                                                                  FIRSTHAND
                                                               CORE GROWTH FUND
                                                                  Six Months
                                                                     Ended
                                                                    6/30/02
                                                                  (unaudited)
                                                                  -----------
FROM OPERATIONS:
  Net investment loss                                              $  (2,553)
  Net realized losses from security transactions
    and foreign currency                                             (23,356)
  Net change in unrealized depreciation on investments               (72,608)
                                                                   ---------
  Net decrease in net assets from operations                         (98,517)

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                          516,300 (A)
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                                         --
  Payments for shares redeemed                                           (71)(A)
                                                                   ---------
  Net increase in net assets from capital share
    transactions                                                     516,229
                                                                   ---------

TOTAL INCREASE IN NET ASSETS                                         417,712

NET ASSETS:
   Beginning of period                                                    --
                                                                   ---------
   End of period                                                   $ 417,712
                                                                   =========

UNDISTRIBUTED NET INVESTMENT INCOME:                               $  (2,553)
                                                                   =========
CAPITAL SHARE ACTIVITY:
   Shares sold                                                        51,616 (A)
   Shares issued in reinvestment of
         distributions to shareholders                                    --
   Shares redeemed                                                        (8)(A)
                                                                   ---------
   Net increase in shares outstanding                                 51,608
   Shares outstanding, beginning of period                                --
                                                                   ---------
   Shares outstanding, end of period                                  51,608
                                                                   =========

(A) See Note 5 of notes to financial statements.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
Firsthand Core Growth Fund - Class A
Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period

                                                                  Six Months
                                                                     Ended
                                                                    6/30/02
                                                                  (unaudited)
                                                                  -----------
Net asset value at beginning of period                              $ 10.00
                                                                    -------
Income from investment operations:
  Net investment loss                                                 (0.05)
  Net realized and unrealized losses
       on investments                                                 (1.86)
                                                                    -------
Total from investment operations                                      (1.91)
                                                                    -------

Net asset value at end of period                                    $  8.09
                                                                    =======

Total return                                                         (19.10%)(A)
                                                                    =======

Net assets at end of period (thousands)                             $ 417.5
                                                                    =======

Ratio of expenses to average net assets                                1.85%(B)

Ratio of net investment loss to average net assets                    (1.08%)(B)

Portfolio turnover rate                                                 127%

(A)  Not annualized.
(B)  Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
Firsthand Core Growth Fund - Class C
Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period

                                                                  Six Months
                                                                     Ended
                                                                    6/30/02
                                                                  (unaudited)
                                                                  -----------
Net asset value at beginning of period                              $ 10.00
                                                                    -------

Income from investment operations:
  Net investment loss                                                 (0.14)
  Net realized and unrealized losses
    on investments                                                    (1.82)
                                                                    -------
Total from investment operations                                      (1.96)
                                                                    -------


Net asset value at end of period                                    $  8.04
                                                                    =======

Total return                                                         (19.60%)(A)
                                                                    =======



Net assets at end of period (thousands)                             $   0.2(B)
                                                                    =======

Ratio of expenses to average net assets                                2.60%(C)

Ratio of net investment loss to average net
assets                                                                (1.83%)(C)

Portfolio turnover rate                                                 127%

(A)  Not annualized.
(B)  Amount represents less than one thousand.
(C)  Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)

1. ORGANIZATION

Firsthand Core Growth Fund (the "Fund") is a diversified series of Firsthand Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on November 8, 1993. The inception date of the Fund (the date on which a net asset value was first determined for the Fund) is December 31, 2001. The Fund currently offers Class A and Class C shares.

The Fund invests in equity securities of companies that Firsthand Capital Management, Inc. (the "Investment Adviser") believes have potential for above-average earnings growth or price appreciation. The Fund intends to focus on investing in the stocks of rapidly growing large companies, but may invest in small or mid-sized companies with strong competitive positions.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio of securities is valued as follows:

     1. Securities traded on stock exchanges, or quoted by Nasdaq, are valued at their last reported sale price as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

     2. Securities traded in the over-the-counter market, but not quoted by Nasdaq, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

     3. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

     4. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. Class A shares have a maximum sales load of 5.75% (as a percentage of net asset value) imposed on purchases. This sales charge is reduced or eliminated for purchases of $25,000 or more. Class C shares have a deferred sales load of 1.00% (as a percentage of redemption price) for shares redeemed within 12 months of purchase.

Repurchase agreements -- Repurchase agreements, which must be secured with collateral of a credit quality at least equal to the Fund's investment criteria for its portfolio securities, are valued at cost, which, together with accrued interest, approximates market value. At the time the Fund enters into a repurchase agreement, the value of the underlying securities, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities and losses.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Loans of portfolio securities -- The Fund may lend its portfolio securities to banks, brokers, and dealers. Lending portfolio securities exposes the Fund to risks such as (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral, marked to market daily, in the form of cash and/or U.S. government obligations, with the Fund's custodian in an amount equal to or greater than the market value of the loaned securities. The Fund will limit loans of its portfolio securities to no more than 30% of its total assets.

At June 30, 2002, the Fund had no securities on loan.

Foreign securities -- The Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts ("ADRs"), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in the Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source.

Distributions to shareholders -- The Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- The Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Service Code of 1986, as amended (the "Code"). As provided in the Code, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2002.

Gross unrealized       Gross unrealized      Net unrealized       Federal income
  appreciation           depreciation         depreciation           tax cost
  ------------           ------------         ------------           --------
    $12,422                $(85,030)            $(72,608)            $490,753

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term  investments)
for  the  period  ended  June  30,  2002   aggregated   $599,152  and  $620,222,
respectively.

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Certain trustees and officers of the Trust are also officers of the Investment Adviser, or State Street Bank and Trust Company ("State Street"), which is the sub-administrator, shareholder servicing and transfer agent, investment accounting agent, and custodian for the Trust.

INVESTMENT ADVISORY AGREEMENT

The Fund's investments are managed by the Investment Adviser pursuant to the terms of an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Investment Adviser provides the Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of the Fund consistent with the Fund's investment objectives, policies, and limitations. The Investment Adviser is responsible for

(i) compensation of any of the Fund's trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser's personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreement.

For the  services it  provides  under the  Advisory  Agreement,  the  Investment
Adviser receives from the Fund, on a monthly basis, an advisory fee at the annual rate of 1.30% of its average daily net assets. In the Advisory Agreement, the Investment Adviser has agreed to reduce its fee and/or make expense reimbursements so that the Fund's total annual operating expenses, excluding Rule 12b-1 and shareholder servicing fees, are limited to 1.60% of the Fund's average daily net assets.

ADMINISTRATION AGREEMENT

The Trust has entered into a separate Administration Agreement with the Investment Adviser. This agreement obligates the Investment Adviser to provide administrative and general supervisory services to the Fund (the "Administration Agreement").

Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

The Investment Adviser is responsible for the equipment, staff, office space and facilities necessary to perform its obligations under the Administration
Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of the Fund's operating expenses excluding independent trustees' compensation, brokerage and commission expenses, fees payable under "Rule 12b-1 plans," if any, and shareholder servicing plans, if any, litigation costs, and any extraordinary and non-recurring expenses.

For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from the Fund at the annual rate of 0.30% of its average daily net assets.

The Investment Adviser has entered into a Sub-Administration Agreement with State Street. Under this agreement, the Investment Adviser (not the Fund) pays to State Street the fees for the administrative services provided by State Street.

DISTRIBUTION (Rule 12b-1) AND SHAREHOLDER SERVICING FEES

The Fund has adopted a Shareholder Servicing and Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act. The Fund pays its distributor, ALPS Distributors, Inc., a monthly fee for distribution and/or shareholder services provided, at an annual rate based on the average daily net assets attributable to each applicable class of shares. The annual rates are 0.25% for Class A shares and 1.00% for Class C shares.

5. CAPITAL SHARES

Capital share transactions for Firsthand Core Growth Fund for the period ended June 30, 2002, are noted below:

                                          Class A                 Class C
                                     ------------------      -----------------
                                     Shares      Amount      Shares     Amount
                                     ------      ------      ------     ------
Shares sold                           51,591    $ 516,050        25    $   250
Shares issued in reinvestment of
  distributions to shareholders           --           --        --         --
Shares redeemed                           (4)         (36)       (4)       (35)
                                     -------    ---------    ------    -------
Net increase from capital share
  transactions                        51,587    $ 516,014        21    $   215
                                     =======    =========    ======    =======

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
6. DEFERRED TRUSTEES COMPENSATION AGREEMENT

During the fiscal year ended December 31, 2000, the Trust entered into a deferred compensation agreement with the independent trustees of the Trust.

Under the deferred trustees compensation agreement, each independent trustee may elect to defer some or all of his trustee fees. Each independent trustee is paid an annual retainer of $24,000, $6,000 for each regular meeting attended in person, and $1,000 for each special meeting attended. Deferred fees may be deemed invested in the Firsthand Funds selected by each independent trustee on a tax-deferred basis and deferred fees (and the income, gains, and losses credited during the deferral period) are payable at least two years after deferral date. Upon payment of any deferred fees (and the income, gains, and losses credited during the deferral period), the Fund will expense its pro rata share of those fees.

7. INVESTMENTS IN AFFILIATES AND RESTRICTED SECURITIES

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer. The Fund had no investments in affiliated issuers for the six-month period ended June 30, 2002.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The Fund had no investments in restricted securities for the six-month period ended June 30, 2002.

8. RISKS

Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in the Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors beyond the Investment Adviser's control. The Fund is designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings.

9. SUBSEQUENT EVENTS

On July 26, 2002, Firsthand Funds' Board of Trustees approved the liquidation of Firsthand Core Growth Fund. The Fund was liquidated on July 31, 2002.



THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FIRSTHAND CORE GROWTH FUND. THIS FUND IS CLOSED AS OF JULY 31, 2002.

FIRSTHAND FUNDS ARE DISTRIBUTED BY ALPS DISTRIBUTORS, INC.

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